UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-21791	March 14, 2012

2	Exact name of investment company as specified in registration statement:

Global Income & Currency Fund Inc.

3.	Address of principal executive office: (number, street, city, state, zip code)

333 West Wacker Dr., Chicago IL 60606

4.	Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	By:	/s/ Gifford R. Zimmerman

Gifford R. Zimmerman

President

NOTIFICATION OF THE

ANNUAL REPURCHASE OFFER

March 14, 2012

Dear Global Income & Currency Fund Inc. Stockholder:

Notice is hereby given to stockholders of Global Income & Currency Fund Inc. (the “Fund”) of the Fund’s Annual Repurchase Offer (the “Repurchase Offer”). This notice is to inform you about the Fund’s Repurchase Offer.

Repurchase Offer

The Fund is structured as an interval fund, which permits it to offer its stockholders the opportunity to tender shares for repurchase by the Fund once annually. The Fund may conduct annual repurchases for between 5% and 25% of the Fund’s outstanding shares, subject to the approval of the Fund’s Board of Directors. On February 28, 2012, the Board of Directors considered and approved this Repurchase Offer for the Fund. The Fund is making this offer to repurchase up to 5% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The offer to repurchase is for cash at a price equal to the Fund’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on April 25, 2012 (the “Repurchase Pricing Date”), upon the terms and conditions set forth in the attached Repurchase Offer Statement.

This Repurchase Offer applies to all stockholders of the Fund. The Repurchase Offer period will begin on March 14, 2012 and will end on April 11, 2012. If you are not interested in selling your shares at this time, no action is necessary.

All repurchase requests must be made through your broker or financial adviser, or in the case of registered stockholders, through Computershare, Inc. (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services to facilitate the processing of transactions related to the Repurchase Offer. Should you wish to participate in the Repurchase Offer, please contact your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, no later than April 11, 2012 (the “Repurchase Offer Request Deadline”).

The NAV of the Fund’s shares may fluctuate between April 11, 2012, the Repurchase Offer Request Deadline, and April 25, 2012, the Repurchase Pricing Date. During that period, the Fund’s shares may be trading in the secondary market at a price that is lower or higher than their NAV. Moreover, the Fund’s shares have at times traded at a premium to the Fund’s NAV per share. It may not be in your best interest to tender shares in connection with the Repurchase Offer if the shares are trading at a premium to the Fund’s NAV per share during the period of the Repurchase Offer because you might receive greater net proceeds if you sell shares in the open market than in connection with the Repurchase Offer. In addition, you will be charged a repurchase fee by the Fund and may be charged a transaction fee for this service by your broker or financial adviser.

The Fund has established a record date of March 5, 2012 solely for the purpose of identifying stockholders eligible to receive Repurchase Offer materials. Stockholders who choose to participate in the Repurchase Offer can expect payment for the shares repurchased to be made on or before May 2, 2012.

All repurchase requests must be received in good order by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, April 11, 2012. If you have no need or desire to sell shares, simply disregard this notice. We will contact you again next year to notify you of the next repurchase privilege.

None of the Fund, the investment adviser (Nuveen Fund Advisors, Inc.), the subadviser (Nuveen Asset Management, LLC), or the Board of Directors of the Fund is making any recommendation whether to tender or refrain from tendering shares in the Repurchase Offer.

If you have any questions, please refer to the attached Repurchase Offer Statement, which contains additional important information about the Repurchase Offer, or contact your broker or financial adviser.

Sincerely,

Kevin J. McCarthy

Secretary

Global Income & Currency Fund Inc.

GLOBAL INCOME & CURRENCY FUND INC.

REPURCHASE OFFER STATEMENT

March 14, 2012

This repurchase offer of Global Income & Currency Fund Inc. (the “Fund”) and acceptance of the repurchase offer by tender of shares of the Fund are made upon the terms and conditions set forth in this Repurchase Offer Statement, and in accordance with the Fund’s policies.

1.    The Offer.  The Fund is offering to repurchase for cash up to 5% of its issued and outstanding shares of common stock (“Shares”) as of April 11, 2012 (see “Repurchase Offer Request Deadline” below) at a price equal to the net asset value (“NAV”) of the Shares as of the close of the New York Stock Exchange on April 25, 2012 (the “Repurchase Pricing Date”) upon the terms and conditions set forth herein, and in accordance with the Fund’s policies, which terms constitute the “Repurchase Offer.” The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.    Net Asset Value.  The NAV of the Fund on March 7, 2012 was $15.24 per share. The market price on March 7, 2012 was $13.91 per share. You must decide whether to tender Shares by the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submitted your repurchase request. Moreover, the Fund’s shares have at times traded at a premium to the Fund’s NAV per share. It may not be in your best interest to tender shares in connection with the Repurchase Offer if the shares are trading at a premium to the Fund’s NAV per share during the period of the Repurchase Offer because you might receive greater net proceeds if you sell shares in the open market than in connection with the Repurchase Offer. For the Fund’s most current NAV per share, please call your broker or financial adviser, or in the case of registered stockholders, please call Computershare, Inc. (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services to facilitate the processing of transactions related to the Repurchase Offer. You may also contact Nuveen Fund Advisors, Inc., the Fund’s Investment Adviser (the “Investment Adviser”), at (800) 257-8787 or visit its website (www.nuveen.com) for the Fund’s most current NAV and market price per share.

3.    Repurchase Fee.  The Shares tendered pursuant to the Repurchase Offer will be subject to a repurchase fee (the “Repurchase Fee”) of up to 1.85% of the value of the Shares that are repurchased, which will be deducted from the repurchase price. The Repurchase Fee is to be retained by the Fund to compensate the Fund for expenses directly related to the Repurchase Offer.

4.    Repurchase Offer Request Deadline.  All repurchase requests MUST be received in proper form by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, on April 11, 2012. You should be sure to advise your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, of your intentions in a timely manner. Your broker or financial adviser, or in the case of registered shareholders, the Depositary Agent, will tender your Shares to the Fund on your behalf. The Repurchase Offer Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in good order to your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, by the Repurchase Offer Request Deadline or (ii) your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, fails to submit your request to the Fund by the deadline indicated by the Fund, the Fund will not repurchase your Shares until a subsequent repurchase offer, at which time you will have to resubmit your request for that offer. You may withdraw or change your repurchase request at any point before the Repurchase Offer Request Deadline.

5.    Repurchase Pricing Date.  The NAV per share for the Repurchase Offer will be determined on April 25, 2012, which is fourteen days following the Repurchase Offer Request Deadline. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may use a Repurchase Pricing Date earlier than April 25, 2012 if, on or immediately following the Repurchase Offer Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

6.    Fluctuation in NAV Between the Repurchase Offer Request Deadline and the Repurchase Pricing Date.  Stockholders must decide whether to tender their Shares by the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Offer Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Offer Request Deadline. Moreover, the Fund’s shares have at times traded at a premium to the Fund’s NAV per share. It may not be in your best interest to tender shares in connection with the Repurchase Offer if the shares are trading at a premium to the Fund’s NAV per share during the period of the Repurchase Offer because you might receive greater net proceeds if you sell shares in the open market than in connection with the Repurchase Offer.

7.    Payment For Shares Repurchased.  Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law.

8.    Increase in Number of Shares Repurchased.  If the number of Shares properly tendered and not withdrawn prior to the Repurchase Offer Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Repurchase Offer, purchase all Shares so tendered. If stockholders tender for repurchase more Shares than the Fund is offering to repurchase (the “Repurchase Offer Amount”), the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Offer Request Deadline.

9.    Pro-Rata Repurchase.  If the number of Shares tendered exceeds the number of Shares that the Fund is offering to repurchase (including any increase over the original amount, if the Fund has elected to increase that amount as described above), the Fund will repurchase the Shares on a pro rata basis. If pro ration is necessary, the Fund will send a notice of pro ration to your broker or financial adviser, or in the case of a registered stockholder, to the Depositary Agent, two to three business days after the Repurchase Offer Request Deadline. The number of Shares each stockholder asked to have repurchased will be reduced by the same percentage. If any Shares that you wish to have repurchased by the Fund are not repurchased because of pro ration, you will have to wait until the next repurchase offer to submit your Shares for repurchase by the Fund. Any subsequent repurchase request made in future annual periods will not be given any priority over other stockholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in a given annual period or in any subsequent annual period. In anticipation of the possibility of pro ration, some stockholders may tender more Shares than they wish to have repurchased in a particular annual period, thereby increasing the likelihood of pro ration. There is no assurance that you will be able to sell as many of your Shares as you desire to sell.

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10.    Withdrawal of Shares to be Repurchased.  Repurchase requests submitted pursuant to the Repurchase Offer may be modified or withdrawn at any time prior to the Repurchase Offer Request Deadline by submitting notice to your broker or financial adviser, or in the case of a registered stockholder, to the Depositary Agent. In the event you decide to modify or withdraw your tender, you should provide your broker or financial adviser, or in the case of a registered stockholder, the Depositary Agent, with sufficient notice prior to the Repurchase Offer Request Deadline.

11.    Suspension or Postponement of Repurchase Offer.  The Fund may suspend or postpone this Repurchase Offer in limited circumstances and only by a vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons,” as that term is defined in the 1940 Act. The limited circumstances include the following: (a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”); (b) if the repurchase would cause the Fund’s shares not to be listed on any national securities exchange; (c) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (d) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (e) for such other periods as the Securities and Exchange Commission may by order permit for the protection of stockholders of the Fund. You will be notified if the Fund suspends or postpones the Repurchase Offer.

12.    Certain Federal Income Tax Consequences.  The following discussion is a general summary of certain U.S. federal income tax consequences of a sale of Shares pursuant to the Repurchase Offer. Except where noted, this discussion deals only with Shares held as capital assets and does not deal with stockholders subject to special treatment under the U.S. federal income tax laws, such as dealers in securities or commodities, traders in securities that elect to mark their holdings to market, insurance companies, financial institutions, tax-exempt entities, regulated investment companies, real estate investment trusts, partnerships or other pass through entities, U.S. expatriates, persons liable for the alternative minimum tax, persons holding Shares as a part of a hedging, conversion or constructive sale transaction or a straddle or U.S. stockholders whose functional currency is not the U.S. dollar. Furthermore, this summary is based on the provisions of the Code, and regulations, rulings and judicial decisions thereunder as of the date hereof, and such authorities may be repealed, revoked or modified, possibly with retroactive effect, so as to result in U.S. federal income tax consequences different from those discussed below. You should consult your own tax adviser for a complete description of the tax consequences of participating in the Repurchase Offer, including any potential state, local and foreign tax consequences.

The exchange of Shares for cash pursuant to the Repurchase Offer will be a taxable transaction for federal income tax purposes. You will, depending on your particular circumstances, be treated as either recognizing gain or loss from the sale or exchange of the Shares or as receiving a dividend distribution from the Fund. In general, a sale of Shares pursuant to the Repurchase Offer will be treated as a sale or exchange under section 302(b) of the Code if the receipt of cash by the stockholder (a) results in a complete termination of the stockholder’s interest in the Fund, (b) results in a substantially disproportionate redemption with respect to the stockholder, or (c) is not essentially equivalent to a dividend with respect to the stockholder. In determining whether any of these tests has been met, Shares actually owned, as well as Shares considered to be owned by you by reason of certain constructive ownership rules set forth in section 318 of the Code, generally must be taken into account.

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A sale pursuant to the Repurchase Offer will result in a complete termination with respect to a stockholder if, after the sale, the stockholder no longer owns any Shares of the Fund, either directly or constructively. A sale pursuant to the Repurchase Offer will generally result in a substantially disproportionate redemption if the stockholder’s proportionate ownership of Shares of the Fund after all repurchases pursuant to the Repurchase Offer is less than 80% of the stockholder’s proportionate ownership prior to the Repurchase Offer and the shareholder owns less than 50% of the total combined voting power of all classes of stock of the Fund after the Repurchase Offer (in each case, taking into account Shares owned directly and constructively). The receipt of cash by a stockholder generally will not be essentially equivalent to a dividend so long as the repurchases pursuant to the Repurchase Offer meaningfully reduce the stockholder’s proportionate ownership of Fund Shares (again, taking into account Shares owned directly and constructively). Whether a reduction is “meaningful” depends on a stockholder’s particular facts and circumstances.

Sale/Exchange Treatment. If the sale of your Shares meets any of these three tests for sale or exchange treatment under section 302(b), you will recognize a capital gain or loss equal to the difference between the price paid by the Fund for the Shares purchased in the Repurchase Offer and your adjusted basis in such Shares. In general, such capital gain or loss will be treated as a long-term capital gain or loss if you have held the Shares for more than twelve months and, as a short-term capital gain or loss if you have not held the Shares for such period. If, however, you have held the Shares for six months or less, any loss recognized on the sale will be treated as a long-term capital loss to the extent of any distributions of net capital gain that have been made on the Shares. Furthermore, under the “wash sale” rules, any loss recognized on Shares sold pursuant to the Repurchase Offer will ordinarily be disallowed to the extent you acquire other Shares of the Fund (whether through automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within 30 days before or after the date the tendered Shares are purchased pursuant to the Repurchase Offer and, in that event, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. A stockholder’s ability to utilize capital losses may be limited under the Code.

Dividend/Distribution Treatment. If the sale of your Shares does not qualify for sale or exchange treatment under section 302(b), the full amount received pursuant to the Repurchase Offer (not reduced by your adjusted basis in the Shares) will be treated as a dividend to the extent of your allocable share of the Fund’s current and accumulated earnings and profits. Any amount in excess of your allocable share of the Fund’s current and accumulated earnings and profits will be treated as a non-taxable return of capital to the extent of your adjusted basis in the Shares, with the remainder, if any, treated as a capital gain. If the deemed distribution is not sufficient to exhaust your adjusted basis in the Shares repurchased, any remaining basis will be added to the basis of the Shares held (or deemed held under section 318 of the Code) by you after the repurchase.

In the event that any tendering stockholder is deemed to receive a dividend, it is possible that stockholders whose percentage ownership of the Fund increases as a result of the Repurchase Offer, including stockholders who do not tender any Shares pursuant to the Repurchase Offer, may be deemed to receive a constructive distribution under section 305(c) of the Code in the amount of the increase in their percentage ownership of the Fund as a result of the Repurchase Offer. Such constructive distribution will be treated as a dividend to the extent of current or accumulated earnings and profits allocable to it. You are urged to consult your own tax adviser regarding the possibility of such deemed distributions resulting from the repurchase of Shares pursuant to the Repurchase Offer.

Backup Withholding. The Depositary Agent will be required to backup withhold 28% of the gross proceeds paid to a stockholder or other payee pursuant to the Repurchase Offer unless either: (a) the stockholder has completed and submitted to the Depositary Agent an Internal Revenue Service (“IRS”) Form W-9 (or Substitute Form W-9), providing the stockholder’s employer identification number or

4

social security number, as applicable, and certifying under penalties of perjury that (i) such number is correct and (ii) the stockholder is exempt from backup withholding, the stockholder has not been notified by the IRS that the stockholder is subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified the stockholder that the stockholder is no longer subject to backup withholding; or (b) an exception applies under applicable law. A Substitute Form W-9 is included as part of the Letter of Transmittal. Backup withholding is not an additional tax and any amount withheld may be credited against a stockholder’s U.S. federal income tax liability.

Non-U.S. Stockholders. The U.S. federal income taxation of a stockholder who is not a “United States person” under the Code (a “Non-U.S. Stockholder”) on a sale of Shares pursuant to the Repurchase Offer depends on the federal income tax characterization of the transaction as either a sale of the Shares or a distribution by the Fund, determined in the same manner as discussed above for U.S. stockholders, as well as whether the Non-U.S. Stockholder’s participation in such transaction is “effectively connected” with a trade or business carried on in the U.S. by such Non-U.S. Stockholder. If the sale of Shares pursuant to the Repurchase Offer is not so effectively connected with a trade or business carried on in the U.S. by such Non-U.S. Stockholder, any gain realized by a Non-U.S. Stockholder upon the tender of Shares pursuant to the Offer that is respected as a sale or exchange for federal income tax purposes will not be subject to U.S. federal income tax or to any U.S. tax withholding; provided, however, that such gain will be subject to U.S. federal income tax at the rate of 30% (or such lower rate as may be applicable under a tax treaty) if the Non-U.S. Stockholder is a non-resident alien individual who is physically present in the United States for more than 182 days during the taxable year of the sale and certain other conditions are satisfied. If, however, all or a portion of the proceeds received by a tendering Non-U.S. Stockholder is treated for U.S. federal income tax purposes as a distribution by the Fund that is a dividend, or if a Non-U.S. Stockholder is otherwise treated as receiving a deemed distribution that is a dividend by reason of the stockholder’s increase in its percentage ownership of the Fund resulting from other stockholders’ sale of Shares pursuant to the Repurchase Offer, the dividend received or deemed received by the Non-U.S. Stockholder will be subject to a U.S. withholding tax at the rate of 30% (or such lower rate as may be applicable under a tax treaty). Following completion of the Repurchase Offer, the Fund will determine whether to withhold U.S. federal income tax from payments made pursuant to the Repurchase Offer to Non-U.S. Stockholders. A Non-U.S. Stockholder may be eligible to obtain a refund of all or a portion of any tax so withheld. Non-U.S. Stockholders are urged to consult their own tax advisers regarding the application of U.S. federal income tax withholding, including eligibility for a withholding tax reduction or exemption, and the refund procedure. If any gain or dividend income realized on the tender of Shares by a Non-U.S. Stockholder is effectively connected with a trade or business carried on in the U.S. by the Non-U.S. Stockholder, such gain or dividend will be treated and taxed in the same manner as if the Non-U.S. Stockholder were a U.S. stockholder.

In addition, if the Non-U.S. Stockholder is a non-U.S. corporation, it may be subject to 30% (or such lower rate as may be applicable under a tax treaty) branch profits tax on its effectively connected income.

Non-U.S. Stockholders should provide the Depositary Agent with a completed IRS Form W-8BEN or other appropriate form in order to avoid backup withholding on the distributions they receive from the Fund regardless of how they are taxed with respect to their tendered Shares.

13.    Requests For Repurchase in Proper Form.  Stockholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee may request to tender some or all of their Shares by contacting their broker or financial adviser at such firm and indicating that they desire to tender their Shares. All Repurchase Requests MUST be received in proper form by your broker or financial adviser on or before 5:00 p.m., Eastern Time, on April 11, 2012.

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Registered stockholders may request to tender some or all of their Shares by delivering or mailing a Letter of Transmittal (together with certificates and other required documentation) to the Depositary Agent at the appropriate address set forth at the end of this Repurchase Offer Statement (and causing a confirmation of receipt of such delivery to be received by the Depositary Agent). To tender Shares properly, the certificates for Shares, together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal, must be received prior to the Repurchase Offer Request Deadline by the Depositary Agent. Letters of Transmittal and certificates representing tendered Shares should not be sent or delivered directly to the Fund.

All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or stockholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. None of the Fund, its Investment Adviser, Nuveen Asset Management, LLC, the Fund’s Subadviser (the “Subadviser”), or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, the Investment Adviser, the Subadviser or the Board of Directors of the Fund is making any recommendation whether to tender or refrain from tendering Shares in the Repurchase Offer. Each stockholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender Shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund.

For the Fund’s most recent NAV or market price per Share and other information, contact your broker or financial adviser, call Nuveen Fund Advisors, Inc. at (800) 257-8787 or visit the Fund’s website (www.nuveen.com).

Date: March 14, 2012

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* * *

INFORMATION AGENT

The Information Agent for the Offer is:

199 Water Street – 26th Floor

New York, NY 10038

Banks and Brokers Call: (212) 440-9800

Call Toll Free: (800) 457-0759

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Letter of Transmittal

To Tender Shares of

Global Income & Currency Fund Inc.

Pursuant to the Repurchase Offer Statement

March 14, 2012

ALL REPURCHASE REQUESTS MUST BE RECEIVED IN PROPER FORM ON OR BEFORE 5:00 P.M., EASTERN TIME, APRIL 11, 2012.

The Depositary Agent for the Offer is:

COMPUTERSHARE, INC.

By Overnight Courier / Hand:	By Mail:

Computershare Trust Company N.A. c/o Voluntary Corporate Actions 250 Royall Street, Suite V Canton, MA 02021	Computershare, Inc. c/o Voluntary Corporate Actions P. O. Box 43011 Providence, RI 02940-3011

DESCRIPTION OF SHARES TENDERED
Name(s) and Address(es) of Registered Stockholder(s) (Please fill in, if blank, exactly as name(s) appear(s) on Share Certificate(s))	Share Certificate(s) and Share(s) Tendered (Attach additional list, if necessary)
	Share Certificate Number(s)*	Total Number of Shares Evidenced by Share Certificate(s)*	Number of Shares Tendered**

Total Shares

*	Need not be completed by stockholders delivering Shares by book-entry transfer.
**	Unless otherwise indicated, it will be assumed that all Shares evidenced by each Share Certificate delivered to the Depositary Agent are being tendered hereby. See Instruction 4.

Corp Actions Voluntary_GCF

This Letter of Transmittal is to be completed by stockholders of Global Income & Currency Fund Inc. (the “Purchaser” or the “Fund”) if certificates evidencing Shares (as defined below) are to be forwarded herewith.

DELIVERY OF THIS LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET

FORTH ABOVE WILL NOT CONSTITUTE A VALID DELIVERY.

THE INSTRUCTIONS ACCOMPANYING THIS LETTER OF TRANSMITTAL SHOULD BE

READ CAREFULLY BEFORE THIS LETTER OF TRANSMITTAL IS COMPLETED.

NOTE: SIGNATURES MUST BE PROVIDED BELOW

PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY

Ladies and Gentlemen:

The undersigned hereby tenders the shares of common stock (“Shares”) of Global Income & Currency Fund Inc. described on the previous page, pursuant to the Purchaser’s offer to repurchase any Shares at the NAV per share on April 25, 2012 (“Repurchase Pricing Date”) subject to a repurchase fee described in the Repurchase Offer (as defined below), net to the seller in cash, upon the terms and subject to all of the conditions set forth in the Repurchase Offer Statement, dated March 14, 2012 (the “Repurchase Offer”), receipt of which is hereby acknowledged, and in this Letter of Transmittal (which, together with the Repurchase Offer and any amendments or supplements hereto or thereto, collectively constitute the “Offer”).

Upon the terms and subject to the conditions of the Offer (and if the Offer is extended or amended, the terms of any such extension or amendment), and subject to, and effective upon, acceptance for payment of Shares tendered herewith, in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Purchaser all right, title and interest in and to all Shares that are being tendered hereby and all dividends, distributions (including, without limitation, distributions of additional Shares) and rights declared, paid or distributed in respect of such Shares on or after April 25, 2012 (collectively, “Distributions”) and irrevocably appoints the Depositary Agent the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and all Distributions), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to (i) deliver Share Certificates evidencing such Shares (and all Distributions), together with all accompanying evidences of transfer and authenticity, to or upon the order of the Purchaser, (ii) present such Shares (and all Distributions) for transfer on the books of the Fund and (iii) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and all Distributions), all in accordance with the terms of the Offer.

By executing this Letter of Transmittal, the undersigned hereby irrevocably appoints the Depositary Agent and the Purchaser and each of them, as the attorneys and proxies of the undersigned, each with full power of substitution, to vote in such manner as each such attorney and proxy or his substitute shall, in his sole discretion, deem proper and otherwise act (by written consent or otherwise) with respect to all Shares tendered hereby which have been accepted for payment by the Purchaser prior to the time of such vote or other action and all Shares and other securities issued in Distributions in respect of such Shares, which the undersigned is entitled to vote at any meeting of stockholders of the Fund (whether annual or special and whether or not an adjourned or postponed meeting) or consent in lieu of any such meeting or otherwise. This proxy and power of attorney is coupled with an interest in Shares tendered hereby, is irrevocable and is granted in consideration of, and is effective upon, the acceptance for payment of such Shares by the Purchaser in accordance with other terms of the Offer. Such acceptance for payment shall revoke all other proxies and powers of attorney granted by the undersigned at any time with respect to such Shares (and all Shares and other securities issued in Distributions in

2	Corp Actions Voluntary_GCF

respect of such Shares), and no subsequent proxies, powers of attorney, consents or revocations may be given by the undersigned with respect thereto (and if given will not be deemed effective). The undersigned understands that, in order for such Shares or Distributions to be deemed validly tendered, immediately upon the Purchaser’s acceptance of such Shares for payment, the Purchaser must be able to exercise full voting and other rights with respect to such Shares (and any and all Distributions), including, without limitation, voting at any meeting of the Fund’s stockholders then scheduled.

The undersigned hereby represents and warrants that the undersigned has full power and authority to tender, sell, assign and transfer Shares tendered hereby and all Distributions, that when such Shares are accepted for payment by the Purchaser, the Purchaser will acquire good, marketable and unencumbered title thereto and to all Distributions, free and clear of all liens, restrictions, charges and encumbrances, and that none of such Shares or Distributions will be subject to any adverse claim. The undersigned, upon request, shall execute and deliver all additional documents deemed by the Depositary Agent or the Purchaser to be necessary or desirable to complete the sale, assignment and transfer of Shares tendered hereby and all Distributions. In addition, the undersigned shall remit and transfer promptly to the Depositary Agent for the account of the Purchaser all Distributions in respect of Shares tendered hereby, accompanied by appropriate documentation of transfer, and pending such remittance and transfer or appropriate assurance thereof, the Purchaser shall be entitled to all rights and privileges as owner of each such Distribution and may withhold the entire purchase price of Shares tendered hereby, or deduct from such purchase price, the amount or value of such Distribution as determined by the Purchaser in its sole discretion.

No authority herein conferred or agreed to be conferred shall be affected by, and all such authority shall survive, the death or incapacity of the undersigned. All obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer Statement, this tender is irrevocable.

The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in the Repurchase Offer and in the Instructions hereto will constitute the undersigned’s acceptance of the terms and conditions of the Offer. The Purchaser’s acceptance of such Shares for payment will constitute a binding agreement between the undersigned and the Purchaser upon the terms and subject to the conditions of the Offer (and, if the Offer is extended or amended, the terms or conditions of any such extension or amendment).

Unless otherwise indicated below in the box entitled “Special Payment Instructions,” please issue the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment in the name(s) of the registered stockholder(s) appearing above under “Description of Shares Tendered.” Similarly, unless otherwise indicated below in the box entitled “Special Delivery Instructions,” please mail the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered stockholder(s) appearing above under “Description of Shares Tendered” on the reverse hereof. In the event that the boxes below entitled “Special Payment Instructions” and “Special Delivery Instructions” are both completed, please issue the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment in the name(s) of, and deliver such check and return such Share Certificates (and any accompanying documents, as appropriate) to, the person(s) so indicated. Unless otherwise indicated below in the box entitled “Special Payment Instructions,” the undersigned recognizes that the Purchaser has no obligation, pursuant to the Special Payment Instructions, to transfer any Shares from the name of the registered stockholder(s) thereof if the Purchaser does not accept for payment any Shares tendered hereby.

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SPECIAL PAYMENT INSTRUCTIONS

(See Instructions 1, 5, 6 and 7)

To be completed ONLY if the check for the purchase price of Shares purchased and Share Certificates evidencing Shares not tendered or not purchased are to be issued in the name of someone other than the undersigned.

Issue Check and Share Certificate(s) to:

Name:

(Please Print)

Address:

(Zip Code)

(Tax Identification or Social Security Number)

(See Substitute Form W-9 on reverse side)

SPECIAL DELIVERY INSTRUCTIONS

(See Instructions 1, 5, 6 and 7)

To be completed ONLY if the check for the purchase price of Shares purchased and Share Certificates evidencing Shares not tendered or not purchased are to be mailed to someone other than the undersigned, or the undersigned at an address other than that shown under “Description of Shares Tendered.”

Mail Check and Share Certificate(s) to:

Name:

(Please Print)

Address:

(Zip Code)

(Tax Identification or Social Security Number)

(See Substitute Form W-9 on reverse side)

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IMPORTANT

STOCKHOLDERS, SIGN BELOW:

(Please Complete Substitute Form W-9 Below)

Signature(s) of Stockholder(s)

Dated:

(Must be signed by registered Stockholder(s) exactly as name(s) appear(s) on Share Certificates or on a security position listing by person(s) authorized to become registered Stockholder(s) by certificates and documents transmitted herewith. If signature is by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, please provide the following information and see Instruction 5.)

Name(s):

Please Print

Capacity (full title):

Address:

Include Zip Code

Daytime Area Code and Telephone No:

Taxpayer Identification or

Social Security No.:

(See Substitute Form W-9 on reverse side)

GUARANTEE OF SIGNATURE(S)

(See Instructions 1 and 5)

FOR USE BY FINANCIAL INSTITUTIONS ONLY.

FINANCIAL INSTITUTIONS: PLACE MEDALLION

GUARANTEE IN SPACE BELOW

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INSTRUCTIONS

Forming Part of the Terms and Conditions of the Offer

1.    Guarantee of Signatures.  All signatures on this Letter of Transmittal must be guaranteed by a firm which is a member of the Security Transfer Agent Medallion Signature Program, or by any other “eligible guarantor institution,” as such term is defined in Rule 17Ad-15 promulgated under the Securities Exchange Act of 1934, as amended, (each of the foregoing being an “Eligible Institution”) unless (i) this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby and such stockholder(s) has (have) not completed the box entitled “Special Payment Instructions” or “Special Delivery Instructions” on the reverse hereof or (ii) such Shares are tendered for the account of an Eligible Institution. See Instruction 5.

2.    Delivery of Letter of Transmittal and Share Certificates.  This Letter of Transmittal is to be used only if Share Certificates are to be forwarded herewith. Share Certificates evidencing all physically tendered Shares, as well as a properly completed and duly executed Letter of Transmittal and any other documents required by this Letter of Transmittal, must be received by the Depositary Agent at one of its addresses set forth below by the Repurchase Request Deadline (as defined in Section 1 of the Repurchase Offer). If Share Certificates are forwarded to the Depositary Agent in multiple deliveries, a properly completed and duly executed Letter of Transmittal must accompany each such delivery.

The method of delivery of this Letter of Transmittal, Share Certificates and all other required documentation is at the option and risk of the tendering stockholder, and the delivery will be deemed made only when actually received by the Depositary Agent. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery.

No alternative, conditional or contingent tenders will be accepted and no fractional Shares will be purchased. By execution of this Letter of Transmittal, all tendering stockholders waive any right to receive any notice of the acceptance of their Shares for payment.

3.    Inadequate Space.  If the space provided on the reverse hereof under “Description of Shares Tendered” is inadequate, the Share Certificate numbers, the number of Shares evidenced by such Share Certificates and the number of Shares tendered should be listed on a separate signed schedule and attached hereto.

4.    Partial Tenders.  If fewer than all Shares evidenced by any Share Certificate delivered to the Depositary Agent herewith are to be tendered hereby, fill in the number of Shares that are to be tendered in the box entitled “Number of Shares Tendered.” In such cases, new Share Certificate(s) evidencing the remainder of Shares that were evidenced by the Share Certificates delivered to the Depositary Agent herewith will be sent to the person(s) signing this Letter of Transmittal, unless otherwise provided in the box entitled “Special Delivery Instructions” on the reverse hereof, as soon as practicable after the Repurchase Request Deadline or the termination of the Repurchase Offer. All Shares evidenced by Share Certificates delivered to the Depositary Agent will be deemed to have been tendered unless otherwise indicated.

5.    Signatures on Letter of Transmittal; Stock Powers and Endorsements.  If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, the signature(s) must correspond with the name(s) as written on the face of the Share Certificates evidencing such Shares without alteration, enlargement or any other change whatsoever.

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If any Shares tendered hereby are held of record by two or more persons, all such persons must sign this Letter of Transmittal.

If any Shares tendered hereby are registered in different names, it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of such Shares.

If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, no endorsements of Share Certificates or separate stock powers are required, unless payment is to be made to, or Share Certificates evidencing Shares not tendered or not accepted for payment are to be issued in the name of, a person other than the registered stockholder(s). If the Letter of Transmittal is signed by a person other than the registered stockholder(s) of the Share Certificate(s) evidencing Shares tendered, the Share Certificate(s) tendered hereby must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered stockholder(s) appear(s) on such Share Certificate(s). Signatures on such Share Certificate(s) and stock powers must be guaranteed by an Eligible Institution.

If this Letter of Transmittal or any Share Certificate or stock power is signed by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing, and proper evidence satisfactory to the Purchaser of such person’s authority so to act must be submitted.

6.    Stock Transfer Taxes.  Except as otherwise provided in this Instruction 6, the Purchaser will pay all stock transfer taxes with respect to the sale and transfer of any Shares to it or its order pursuant to the Offer. If, however, payment of the purchase price of any Shares purchased is to be made to, or Share Certificate(s) evidencing Shares not tendered or not accepted for payment are to be issued in the name of, any person other than the registered stockholder(s) or if tendered certificates are registered in the name of any person other than the person(s) signing the Letter of Transmittal, the amount of any stock transfer taxes (whether imposed on the registered stockholder(s), or such other person, or otherwise) payable on account of the transfer to such other person will be deducted from the purchase price of such Shares purchased, unless evidence satisfactory to the Purchaser of the payment of such taxes, or exemption therefrom, is submitted.

Except as provided in this Instruction 6, it will not be necessary for transfer tax stamps to be affixed to the Share Certificates evidencing Shares tendered hereby.

7.    Special Payment and Delivery Instructions.  If a check for the purchase price of any Shares tendered hereby is to be issued in the name of, and/or Share Certificate(s) evidencing Shares not tendered or not accepted for payment are to be issued in the name of and/or returned to, a person other than the person(s) signing this Letter of Transmittal or if such check or any such Share Certificate is to be sent to a person other than the signor of this Letter of Transmittal or to the person(s) signing this Letter of Transmittal but at an address other than that shown in the box entitled “Description of Shares Tendered” on the reverse hereof, the appropriate boxes herein must be completed.

8.    Questions and Requests for Assistance or Additional Copies.  Questions and requests for assistance may be directed to the Depositary Agent at the address or telephone number set forth below. Additional copies of the Repurchase Offer Statement, this Letter of Transmittal, and the Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9 may be obtained from the Depositary Agent.

9.    Substitute Form W-9.  Each tendering stockholder is required to provide the Depositary Agent with a correct Taxpayer Identification Number (“TIN”) on the Substitute Form W-9 which is

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provided under “Important Tax Information” below, and to certify, under penalty of perjury, that such number is correct and that such stockholder is not subject to backup withholding of U.S. federal income tax. If a tendering stockholder has been notified by the Internal Revenue Service that such stockholder is subject to backup withholding, such stockholder must cross out item (2) of the Certification box of the Substitute Form W-9, unless such stockholder has since been notified by the Internal Revenue Service that such stockholder is no longer subject to backup withholding. Failure to provide the information on the Substitute Form W-9 may subject the tendering stockholder to 28% federal income tax withholding on the payment of the purchase price of all Shares purchased from such stockholder. If the tendering stockholder has not been issued a TIN and has applied for one or intends to apply for one in the near future, such stockholder should write “Applied For” in the space provided for the TIN in Part I of the Substitute Form W-9, and sign and date the Substitute Form W-9. If “Applied For” is written in Part I and the Depositary Agent is not provided with a TIN by the time of payment, the Depositary Agent will withhold 28% on all payments of the purchase price to such stockholder until a TIN is provided to the Depositary Agent.

Important: This Letter of Transmittal, properly completed and duly executed (together with any required signature guarantees and Share Certificates and all other required documents) must be received by the Depositary Agent by the Repurchase Offer Deadline (as defined in the Repurchase Offer).

IMPORTANT TAX INFORMATION

Under U.S. federal income tax law, a stockholder whose tendered Shares are accepted for payment is generally required to provide the Depositary Agent (as payer) with such stockholder’s correct TIN on Substitute Form W-9 provided herewith. If such stockholder is an individual, the TIN generally is such stockholder’s social security number. If the Depositary Agent is not provided with the correct TIN, the stockholder may be subject to a $50 penalty imposed by the Internal Revenue Service and payments that are made to such stockholder with respect to Shares purchased pursuant to the Offer may be subject to backup withholding of 28%. In addition, if a stockholder makes a false statement that results in no imposition of backup withholding, and there was no reasonable basis for making such statement, a $500 penalty may also be imposed by the Internal Revenue Service.

Certain stockholders (including, among others, corporations and certain foreign individuals) are not subject to these backup withholding and reporting requirements. In order for a foreign individual to qualify as an exempt recipient, such individual must submit a statement (applicable Internal Revenue Service Form W-8), signed under penalties of perjury, attesting to such individual’s exempt status. Forms of such statements can be obtained from the Depositary Agent. See the enclosed “Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9” for additional instructions. A stockholder should consult his or her tax adviser as to such stockholder’s qualification for exemption from backup withholding and the procedure for obtaining such exemption.

If backup withholding applies, the Depositary Agent is required to withhold 28% of any payments made to the stockholder. Backup withholding is not an additional tax. Rather, the U.S. federal income tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained provided that the required information is furnished to the Internal Revenue Service.

What Number to Give the Depositary Agent:

The stockholder is required to give the Depositary Agent the TIN (e.g., social security number or employer identification number) of the record holder of Shares tendered hereby. If Shares are in more than one name or are not in the name of the actual owner, consult the enclosed “Guidelines for

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Certification of Taxpayer Identification Number on Substitute Form W-9” for additional guidance on which number to report. If the tendering stockholder has not been issued a TIN and has applied for a number or intends to apply for a number in the near future, the stockholder should write “Applied For” in the space provided for the TIN in Part I, and sign and date the Substitute Form W-9. If “Applied For” is written in Part I and the Depositary Agent is not provided with a TIN by the time of payment, the Depositary Agent will withhold 28% of all payments of the purchase price to such stockholder until a TIN is provided to the Depositary Agent.

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PAYER’S NAME: Computershare, Inc.
SUBSTITUTE Form W-9 Department of the Treasury Internal Revenue Service Payers Request for Taxpayer Identification Number (TIN)	Part I Taxpayer Identification Number: For all accounts, enter your taxpayer identification number in the box at right. (For most individuals, this is your social security number. If you do not have a number, see “Obtaining a Number” in the enclosed Guidelines.) Certify by signing and dating below. Note: If the account is in more than one name, see the chart in the enclosed Guidelines to determine which number to give the payer.	___________________________ Social security number or ___________________________ Employer identification number (If awaiting TIN write “Applied For”)
Part II For Payees Exempt from Backup Withholding, see the enclosed Guidelines and complete as instructed therein.

Certification: Under penalties of perjury, I certify that:

(1)    The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and

(2)    I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the “IRS”) that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

Certificate Instructions: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. However, if after being notified by the IRS that you were subject to backup withholding you received another notification from the IRS that you are no longer subject to backup withholding, do not cross out item (2). (Also see instructions in the enclosed Guidelines.)

SIGNATURE:		DATE:

NOTE:	FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 28% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THIS OFFER. PLEASE REVIEW THE ENCLOSED “GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9” FOR ADDITIONAL DETAILS.

NOTE:	YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU ARE AWAITING A TAXPAYER IDENTIFICATION NUMBER.

CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either (1) I have mailed or delivered an application to receive a taxpayer identification number to the appropriate Internal Revenue Service Center or Social Security Administration office or (2) I intend to mail or deliver an application in the near future. I understand that, if I do not provide a taxpayer identification number by the time of payment, 28% of all reportable cash payments made to me thereafter will be withheld until I provide a taxpayer identification number.

Signature:	Date:

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This Letter of Transmittal and Share Certificates and any other required documents should be sent or delivered by each stockholder or such stockholder’s broker, dealer, commercial bank, trust company or other nominee to the Depositary Agent at one of its addresses or to the facsimile number set forth below:

The Depositary Agent for the Offer is:

COMPUTERSHARE, INC.

By Overnight Courier / Hand:	By Mail:
Computershare Trust Company N.A. c/o Voluntary Corporate Actions 250 Royall Street, Suite V Canton, MA 02021	Computershare, Inc. c/o Voluntary Corporate Actions P. O. Box 43011 Providence, RI 02940-3011

Questions or requests for assistance may be directed to the Information Agent at its respective address and telephone number listed below.

Additional copies of the Repurchase Offer Statement and this Letter of Transmittal may be obtained from the Information Agent.

A stockholder may also contact brokers, dealers, commercial banks or trust companies for assistance concerning the Offer.

For Information Call:

199 Water Street – 26th Floor

New York, NY 10038

Banks and Brokers Call: (212) 440-9800

Call Toll Free: (800) 457-0759

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GUIDELINES FOR CERTIFICATION OF

TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9

GUIDELINES FOR DETERMINING THE PROPER NAME AND IDENTIFICATION NUMBER TO GIVE THE REQUESTER. — The taxpayer identification number for an individual is the individual’s social security number. Social security numbers have nine digits separated by two hyphens: i.e., 000-00-0000. The taxpayer identification number for an entity is the entity’s employer identification number. Employer identification numbers have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the requester.

For this type of account:		Give the name and taxpayer identification number of:

1.	Individual	The individual

2.	Two or more individuals (joint account)	The actual owner of the account or, if combined funds, the first individual on the account(1)

3.	Custodian account of a minor (Uniform Gift to Minors Act)	The minor(2)

4.	a. The usual revocable savings trust (grantor is also trustee)	The grantor-trustee(1)

	b. So-called trust account that is not a legal or valid trust under state law	The actual owner(1)

5.	Sole proprietorship or disregarded entity owned by an individual	The owner(3)

6.	Grantor trust filing under Optional Form 1099 Filing Method 1 (see Regulation section 1.671-4(b)(2)(i)(A))	The grantor*

7.	Disregarded entity not owned by an individual	The owner

8.	A valid trust, estate, or pension trust	Legal entity(4)

For this type of account:	Give the name and taxpayer identification number of:

9. Corporation or LLC electing corporate status on Form 8832 or Form 2553	The corporation or LLC

10. Association, club, religious, charitable, educational, or other tax-exempt organization	The organization

11. Partnership or multi-member LLC treated as a partnership	The partnership or LLC

12. A broker or registered nominee	The broker or nominee

13. Account with the Department of Agriculture in the name of a public entity (such as a state or local government, school district, or prison) that receives agricultural program payments	The public entity

14. Grantor trust filing under the Form 1041 Filing Method or the Optional Form 1099 Filing Method 2 (see Regulation section 1.671-4(b)(2)(i)(B))	The trust

(1)	List first and circle the name of the person whose number you furnish. If only one person on a joint account has a social security number, that person’s social security number must be furnished.
(2)	Circle the minor’s name and furnish the minor’s social security number.
(3)	Show the name of the owner. Either the social security number or the employer identification number (if you have one) may be furnished, but the Internal Revenue Service encourages you to use your social security number.
(4)	List first and circle the name of the trust, estate, or pension trust. (Do not furnish the taxpayer identification number of the personal representative or trustee unless the legal entity itself is not designated in the account title.)
* Note.	Grantor also must provide a Form W-9 to trustee of trust.

Note:	If no name is circled when more than one name is listed, the number will be considered to be that of the first name listed.

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GUIDELINES FOR CERTIFICATION OF

TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9

Obtaining a Number

If you do not have a taxpayer identification number (“TIN”), apply for one immediately. To apply for a social security number, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at www.ssa.gov. You may also get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification, to apply for an individual taxpayer identification number, or Form SS-4, Application for Employer Identification Number, to apply for an employer identification number (“EIN”). You can apply for an EIN online by accessing the Internal Revenue Service (the “IRS”) website at www.irs.gov/businesses and clicking on Employer Identification Number (EIN) under Starting a Business. You can get Forms W-7 and SS-4 from the IRS by visiting IRS.gov or by calling 1-800-TAX-FORM (1-800-829-3676).

If you do not have a TIN, write “Applied For” in the space for the TIN, sign and date the form, and give it to the requester. For interest and dividend payments, and certain payments made with respect to readily tradable instruments, generally you will have 60 days to get a TIN and give it to the requester before you are subject to backup withholding on payments. The 60-day rule does not apply to other types of payments. You will be subject to backup withholding on all such payments until you provide your TIN to the requester.

Note. Entering “Applied For” means that you have already applied for a TIN or that you intend to apply for one soon.

Payees Exempt from Backup Withholding

Payees specifically exempt from backup withholding on ALL payments include the following:

•

An organization exempt from tax under section 501(a) of the Internal Revenue Code of 1986, as amended (the “Code”), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401(f)(2),

•	The United States or any of its agencies or instrumentalities,

•	A state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities,

•	A foreign government or any of its political subdivisions, agencies, or instrumentalities, or

•	An international organization or any of its agencies or instrumentalities.

Other payees that may be exempt from backup withholding include the following:

•	A corporation,

•	A foreign central bank of issue,

•	A dealer in securities or commodities required to register in the United States, the District of Columbia, or a possession of the United States,

•	A futures commission merchant registered with the Commodity Futures Trading Commission,
•	A real estate investment trust,

•	An entity registered at all times during the tax year under the Investment Company Act of 1940,

•	A common trust fund operated by a bank under section 584(a) of the Code,

•	A financial institution,

•	A middleman known in the investment community as a nominee or custodian, or

•	A trust exempt from tax under section 664 of the Code or described in section 4947 of the Code.

Exempt payees described above should still complete the Substitute Form W-9 to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER, WRITE “EXEMPT” ON THE FACE OF THE FORM, SIGN AND DATE THE FORM AND RETURN IT TO THE REQUESTER.

Privacy Act Notice. — Section 6109 of the Code requires you to provide your correct TIN to persons (including federal agencies) who are required to file information returns with the IRS to report interest, dividends, or certain other income paid to you; mortgage interest you paid; the acquisition or abandonment of secured property; the cancellation of debt; or contributions you made to an IRA, Archer medical savings account, or health savings account. The person collecting this form uses the information on the form to file information returns with the IRS, reporting the above information. Routine uses of this information include giving it to the Department of Justice for civil and criminal litigation and to cities, states, the District of Columbia, and U.S. possessions for use in administering their laws. The information also may be disclosed to other countries under a treaty, to federal and state agencies to enforce civil and criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Under section 3406 of the Code, payers must generally withhold a percentage of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to the payer. Certain penalties may also apply for providing false or fraudulent information.

Penalties

(1) Failure to Furnish TIN. — If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

(2) Civil Penalty for False Information With Respect to Withholding. — If you make a false statement with no reasonable basis that results in no backup withholding, you are subject to a $500 penalty.

(3) Criminal Penalty for Falsifying Information. — Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

(4) Misuse of TINs. — If the requester discloses or uses TINs in violation of federal law, the requester may be subject to civil and criminal penalties.

FOR ADDITIONAL INFORMATION CONTACT YOUR TAX CONSULTANT OR THE IRS.

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